Condensed Financial Information of the Parent Company - Condensed Balance Sheets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Apr. 17, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 576,562	$ 83,857		¥ 208,161	$ 30,276	¥ 103,168	¥ 37,570
Amounts due from related parties	4,564	664		1,260		95
Total current assets	803,730	116,897		293,358
Non-current assets:
Long-term investments	79,696	11,591		10,980
Intangible assets, net	1,531	223		283
Total non-current assets	188,338	27,393		66,092
Total assets	992,068	144,290		359,450
Current liabilities:
Amounts due to related parties	8,864	1,289		6,110		6,353
Total current liabilities	163,824	23,827		116,646
Non-current liabilities:
Deferred revenue — non-current	10,265	1,493		330
Convertible notes (including deferred revenue of the VIE without recourse to the Company of RMB nil and RMB nil (US$ nil) as of December 31, 2017 and 2018, respectively)	216,179	31,442	¥ 211,695	0
Total non-current liabilities	226,584	32,955		551
Total liabilities	390,408	56,782		117,197
Mezzanine equity
Total mezzanine equity				466,637		220,539
Shareholders’ (deficit) equity
Common shares				26
Treasury shares (nil and 46,303 class A common shares as of December 31, 2017 and 2018, respectively)	(3,165)	(460)
Additional paid-in capital	944,500	137,372		13,689
Accumulated deficit	(348,123)	(50,632)		(234,810)
Accumulated other comprehensive loss	8,400	1,221		(3,289)
Total shareholders’ (deficit) equity	601,660	87,508		(224,384)		¥ (108,414)	¥ (40,204)
Total liabilities, mezzanine equity and shareholders’ deficit	992,068	144,290		359,450
Parent Company
Current assets:
Cash and cash equivalents	238,236	34,650		118,429
Due from the entities within the Group	7,030	1,022		6,603
Prepayments	2,439	355
Interest receivables	89	13
Amounts due from related parties				28
Other receivables	1,717	251
Total current assets	249,511	36,291		125,060
Non-current assets:
Long-term investments	590,752	85,921		126,616
Intangible assets, net	93	14
Total non-current assets	590,845	85,935		126,616
Total assets	840,356	122,226		251,676
Current liabilities:
Accrued liabilities and other current liabilities	11,542	1,679		3,072
Amounts due to the Company and its subsidiaries	710	103		702
Amounts due to related parties				5,649
Total current liabilities	12,252	1,782		9,423
Non-current liabilities:
Deferred revenue — non-current	10,265	1,493
Convertible notes (including deferred revenue of the VIE without recourse to the Company of RMB nil and RMB nil (US$ nil) as of December 31, 2017 and 2018, respectively)	216,179	31,442
Total non-current liabilities	226,444	32,935
Total liabilities	238,696	34,717		9,423
Mezzanine equity
Total mezzanine equity				466,637
Shareholders’ (deficit) equity
Common shares				26
Treasury shares (nil and 46,303 class A common shares as of December 31, 2017 and 2018, respectively)	(3,165)	(460)
Additional paid-in capital	944,500	137,372		13,689
Accumulated deficit	(348,123)	(50,632)		(234,810)
Accumulated other comprehensive loss	8,400	1,221		(3,289)
Total shareholders’ (deficit) equity	601,660	87,508		(224,384)
Total liabilities, mezzanine equity and shareholders’ deficit	840,356	122,226		251,676
Series A Contingently Redeemable Convertible Preferred Shares
Mezzanine equity
Total mezzanine equity				26,979
Series A Contingently Redeemable Convertible Preferred Shares | Parent Company
Mezzanine equity
Total mezzanine equity				26,979
Series B Contingently Redeemable Convertible Preferred Shares
Mezzanine equity
Total mezzanine equity				52,723
Series B Contingently Redeemable Convertible Preferred Shares | Parent Company
Mezzanine equity
Total mezzanine equity				52,723
Series C Contingently Redeemable Convertible Preferred Shares
Mezzanine equity
Total mezzanine equity				168,317
Series C Contingently Redeemable Convertible Preferred Shares | Parent Company
Mezzanine equity
Total mezzanine equity				168,317
Series D Contingently Redeemable Convertible Preferred Shares
Mezzanine equity
Total mezzanine equity				218,618
Series D Contingently Redeemable Convertible Preferred Shares | Parent Company
Mezzanine equity
Total mezzanine equity				¥ 218,618
Class A Common Shares
Shareholders’ (deficit) equity
Common shares	37	5
Class A Common Shares | Parent Company
Shareholders’ (deficit) equity
Common shares	37	5
Class B Common Shares
Shareholders’ (deficit) equity
Common shares	11	2
Class B Common Shares | Parent Company
Shareholders’ (deficit) equity
Common shares	¥ 11	$ 2